Share Based Compensation - Summary of Maximum Outstanding Matching Rights (Detail)	Dec. 31, 2019 shares
Number of Class B shares [member] | Top of range [member] | Other Members of Executive Team [member]
Disclosure of Maximum Outstanding Matching Rights [line items]
Stock Purchase Plan 2016 Executive Performance Stock Plans 2016	40,650